Other assets and prepaid expenses	6 Months Ended
Jun. 30, 2024
Other assets and prepaid expenses
Other assets and prepaid expenses

9.     Other assets and prepaid expenses

The other assets and prepaid expenses as of June 30, 2024 of €4.1 million (December 31, 2023: €5.5 million) are short-term in nature, do not bear interest and are not impaired. The other assets and prepaid expenses mainly comprise a prepayment of €2.1 million (December 31, 2023: €3.4 million) for services to be provided in respect of managing clinical trials, €0.5 million (December 31, 2023: €0.9 million) as a start-up fee for services associated with a clinical trial for the reservation of manufacturing capacity and the directors and officers’ liability insurance premium of €0.6 million (December 31, 2023: €0 million).